Filed pursuant to Rule 497(e)
under the Securities Act of 1933,
as amended Securities Act File
No. 333-141120

FUNDVANTAGE TRUST

(THE “TRUST”)

DUPONT CAPITAL VALUE CREATORS LARGE CAP FUND

(THE “FUND”)

Supplement dated March 1, 2023 to the Fund’s Prospectus and Statement of Additional Information (“SAI”) dated December 23, 2022

ADDRESS UPDATES

Effective March 9, 2023, the regular and overnight mail delivery addresses for corresponding or transacting with the Fund are changing. All references in the Fund’s Prospectus to the regular and overnight mail delivery addresses are deleted in their entirety and replaced with the following, respectively:

Regular Mail:

DuPont Capital Value Creators Large Cap Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing
P.O. Box 534445
Pittsburgh, PA 15253-4445

Overnight Mail:

DuPont Capital Value Creators Large Cap Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing
Attention: 534445

500 Ross Street, 154-0520

Pittsburgh, PA 15262

(833) 996-2513

In addition, the second sentence of the second paragraph of the cover page of the Fund’s SAI is replaced with the following:

A copy of the Prospectus and annual reports to shareholders, when available, may be obtained without charge, upon request, by writing to the Fund at 500 Ross Street, 154-0520, Pittsburgh, PA 15262 or calling the Fund at (833) 996-2513 or on the Fund’s website at www.mutualfunds.dupontcapital.com.

The Information for the Transfer Agent in the fourth paragraph of the section of the SAI titled “Additional Service Providers” on page 51 is replaced with the following:

TRANSFER AGENT. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 500 Ross Street, 154-0520, Pittsburgh, PA 15262, serves as the Trust’s Transfer Agent and Dividend Paying Agent.

The second sentence of the section of the SAI titled “Financial Statements” on page 68 is replaced with the following:

The Fund has not yet commenced operations and, therefore, has not produced financial statements. Once produced, you can obtain a copy of financial statements contained in the Fund’s Annual or Semi-Annual Report. Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 500 Ross Street, 154-0520, Pittsburgh, PA 15262 or calling Shareholder Services at (833) 996-2513 or on the Funds’ website at www.mutualfunds.dupontcapital.com.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.